DREYFUS LIQUID ASSETS, INC.
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to report the performance for Dreyfus Liquid Assets, Inc. for the six-month period ended June 30, 1998. Your Fund produced an annualized yield of 4.95% and, after taking into account the effect of compounding, the annualized effective yield was 5.06%.*

THE ECONOMY AND MARKET ENVIRONMENT

  A major influence on the money market in the past few months has been increased evidence of a slowdown in general economic activity. Overall, the economy appears to be healthy, the job market has been strong, consumers seem to be in a constructive frame of mind and inflation has remained at bay. However, the fast pace of expansion that prevailed earlier in the year has clearly cooled.

The problems in Japan and Southeast Asia are finally having some repercussions in this country. Demand for our exports from that part of the world has declined sharply. Furthermore, the flight to the dollar which has resulted from the Asian problems has made the U.S. dollar very expensive for those trading partners.

  Lately, the virtual shutdown of U.S. production at General Motors plants, due to the UAW strike in Flint, Michigan, has been another factor reducing the pace of the economy.

  Although growth in corporate profits has slowed in many sectors during the past year, consensus estimates of future profit growth continue to be cut. Profit margins had already begun to shrink under the weight of rising labor costs, making companies' reported profits increasingly dependent on growth of sales. Overall profits could thus prove quite vulnerable to a period of significantly slower economic growth.

  In view of this cooling trend, it has come as no surprise that the Federal Reserve Board, though still watchful for signs of wage inflation, has not taken any recent action to raise interest rates.

  Thus, the money market is feeling the effects of economic cross-currents. Factors tending to restrain interest rates include the demand for U.S. instruments from foreign investors seeking a "safe haven" as well as the prospect of the U.S. Government running a budget surplus, thus reducing the need for Treasury borrowing. Yet, we believe that the continuing economic expansion, albeit at a slower rate, helped to keep money market rates from going lower than they did during the reporting period.

PORTFOLIO FOCUS

In this market environment, we maintained an average maturity in the Portfolio somewhat longer than our peer group an effort to enhance yield during the reporting period. Of course, we will look to vary our approach should new factors in the market make this desirable.

               Sincerely,


               [Patricia A. Larkin signature logo]


               Patricia A. Larkin

               Senior Portfolio Manager

July 15, 1998

New York, N.Y.

*Annualized effective yield is based upon dividends declared daily and reinvested daily.



DREYFUS LIQUID ASSETS, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                                                      JUNE 30, 1998 (UNAUDITED)

                                                                                                   Principal
Negotiable Bank Certificates of Deposit--4.4%                                                       Amount            Value
-------------------------------------------------------                                         _______________    ______________
Bankers Trust Co.
   5.53%-5.71%, 8/12/98-2/26/99                                                              $     80,000,000  $     79,999,205

Chase Manhattan Bank N.A.
   5.75%, 6/8/99                                                                                   50,000,000        49,975,314

Morgan Guaranty Trust Co. (London)
   5.52%, 10/14/98                                                                                 60,500,000        60,542,271

Old Kent Bank & Trust (Yankee)
   5.66%, 7/7/98(a)                                                                                25,000,000        25,000,000

                                                                                                                _______________

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT
   (cost $215,516,790)                                                                                          $   215,516,790

                                                                                                                ===============




Commercial Paper--50.1%
-------------------------------------------------------
ABN Amro North America Finance Inc.
   5.59%-5.70%, 9/25/98-1/4/99                                                                $   100,000,000  $     97,924,944

Abbey National North America
   5.57%, 10/9/98                                                                                  10,000,000         9,851,528

BHF Finance (DE) Inc.
   5.60%-5.64%, 7/24/98-9/8/98                                                                    235,000,000       233,545,627

BT Alex Brown Inc.
   5.73%, 12/24/98                                                                                  5,000,000         4,865,556

Bankers Trust New York Corp.
   5.57%-5.62%, 10/14/98-10/23/98                                                                  65,000,000        63,933,354

Bear Stearns Companies Inc.
   5.66%, 12/7/98                                                                                  45,000,000        43,906,875

Canadian Imperial Holdings Inc.
   5.56%, 8/12/98                                                                                 200,000,000       198,714,800

Den Danske Corp. Inc.
   5.54%, 11/3/98                                                                                  40,000,000        39,261,111

Donaldson, Lufkin and Jenrette Inc.
   5.64%, 7/24/98                                                                                  50,000,000        49,821,750

FINOVA Capital Corp.
   5.56%-5.74%, 7/16/98-2/22/99                                                                   156,000,000       154,422,348

Fleet Funding Corp.
   5.56%-5.57%, 7/27/98-7/30/98                                                                    45,000,000        44,809,100

General Electric Capital Corp.
   5.58%-5.59%, 7/20/98-9/4/98                                                                    120,000,000       119,032,642

General Electric Capital Services, Inc.
   5.59%-5.74%, 9/4/98-9/29/98                                                                     90,000,000        88,920,333

General Motors Acceptance Corp.
   5.86%, 8/18/98                                                                                  50,000,000        49,624,000

DREYFUS LIQUID ASSETS, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                                                         JUNE 30, 1998 (UNAUDITED)

                                                                                                   Principal
Commercial Paper (continued)                                                                         Amount           Value
-------------------------------------------------------
                                                                                              _______________    ______________

Generale Bank Inc.
   5.60%, 10/16/98                                                                          $      25,000,000  $     24,595,406

Goldman, Sachs Group L.P.
   5.70%-5.84%, 8/28/98-1/29/99                                                                    75,000,000        73,743,583

Heller Financial Inc.
   5.73%-5.76%, 9/15/98-12/15/98                                                                  135,000,000       132,551,417

Hertz Corporation
   5.57%-5.60%, 7/10/98-8/6/98                                                                    100,000,000        99,601,938

Lehman Brothers Holdings Inc.
   5.71%-5.77%, 11/3/98-3/1/99                                                                     75,000,000        72,985,425

Merrill Lynch & Co., Inc.
   5.61%, 9/8/98                                                                                   50,000,000        49,477,708

Morgan (J.P.) & Co. Inc.
   5.63%, 12/1/98                                                                                  60,000,000        58,602,600

National Rural Utilities Cooperative Finance Corp.
   5.56%, 8/24/98                                                                                  28,000,000        27,769,000

Nordbanken N.A. Inc.
   5.71%, 7/6/98                                                                                   50,000,000        49,961,458

Paine Webber Group Inc.
   5.71%-5.87%, 7/6/98-10/13/98                                                                    45,000,000        44,579,723

SBC Finance (DE) Inc.
   5.64%, 12/11/98                                                                                 65,000,000        63,387,206

Societe Generale N.A. Inc.
   5.47%-5.56%, 7/16/98-7/17/98                                                                   150,000,000       149,645,389

Svenska Handelsbanken Inc.
   5.58%-5.67%, 8/13/98-11/13/98                                                                  150,000,000       147,601,528

Swedbank Inc.
   5.57%-5.73%, 7/10/98-12/24/98                                                                  145,000,000       143,680,111

Toronto Dominion Holdings USA Inc.
   5.51%, 7/27/98                                                                                 100,000,000        99,612,888

                                                                                                                _______________

TOTAL COMMERCIAL PAPER
   (cost $2,436,429,348)                                                                                         $2,436,429,348

                                                                                                                ===============



Corporate Notes--19.8%
-------------------------------------------------------
BankBoston N.A.
   5.66%, 1/11/99(a)                                                                         $     50,000,000  $     49,989,790

Bear Stearns Companies, Inc.
   5.57%-5.67%, 7/9/98-3/9/99(a)                                                                  155,000,000       155,000,000

General Motors Acceptance Corp.
   5.58%-5.75%, 2/1/99-5/19/99                                                                     25,090,000        25,145,237

DREYFUS LIQUID ASSETS, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                                                          JUNE 30, 1998 (UNAUDITED)

                                                                                                   Principal
Corporate Notes (continued)                                                                         Amount             Value
-------------------------------------------------------
                                                                                              _______________    ______________

Heller Financial Inc.
   5.70%, 10/26/98-11/6/98(a)                                                                 $   100,000,000   $   100,000,000

Lehman Brothers Holdings, Inc.
   5.71%-5.80%, 9/25/98-3/22/99(a)                                                                165,000,000       165,060,531

Merrill Lynch & Co., Inc.
   5.60%-5.67%, 8/11/98-4/19/99(a)                                                                130,000,000       130,000,000

Morgan (J.P.) & Co.
   5.61%, 2/24/99(a)                                                                               20,000,000        19,994,535

PNC Bank, N.A.
   5.61%-5.62%, 5/24/99-6/11/99(a)                                                                190,000,000       189,870,508

Paine Webber Group Inc.
   5.75%, 10/30/98(a)                                                                              30,000,000        30,000,000

Salomon Inc.
   5.60%, 7/20/98(a)                                                                              100,000,000       100,008,446

                                                                                                                _______________

TOTAL CORPORATE NOTES
   (cost $965,069,047)                                                                                          $   965,069,047

                                                                                                                ===============



Short-Term Bank Notes--20.9%
-------------------------------------------------------
BankBoston N.A.
   5.63%-5.77%, 11/2/98-4/15/99                                                               $   163,000,000   $   162,985,709

Bankers Trust Co.
   5.88%, 10/5/98                                                                                  94,000,000        93,990,540

Comerica Bank
   5.67%, 7/13/98(a)                                                                              100,000,000        99,998,886

Huntington National Bank
   5.56%, 2/2/99                                                                                   48,000,000        47,996,805

Key Bank N. A.
   5.67%, 1/12/99(a)                                                                              100,000,000        99,973,934

LaSalle National Bank
   5.62%-5.80%, 12/28/98-5/28/99                                                                  198,000,000       198,007,696

Morgan Guaranty Trust Co.
   5.57%-5.83%, 8/31/98-2/4/99                                                                     85,000,000        85,004,972

Nationsbank N.A.
   5.52%, 10/19/98                                                                                 85,000,000        85,000,000

PNC Bank, N.A.
   5.62%, 6/4/99(a)                                                                                45,000,000        44,967,801

SouthTrust Bank N.A.
   5.61%, 6/18/99(a)                                                                              100,000,000        99,943,516

                                                                                                                _______________

TOTAL SHORT-TERM BANK NOTES
   (cost $1,017,869,859)                                                                                         $1,017,869,859

                                                                                                                ===============

DREYFUS LIQUID ASSETS, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                                                         JUNE 30, 1998 (UNAUDITED)

                                                                                                   Principal
Time Deposits--2.3%                                                                                 Amount           Value
-------------------------------------------------------                                      _______________    ______________

Republic National Bank of New York (London)
  5.63%, 7/1/98
   (cost $108,950,000)                                                                       $    108,950,000  $    108,950,000

                                                                                                                ===============

TOTAL INVESTMENTS
  (cost $4,743,835,044)                                                                            97.5%         $4,743,835,044

                                                                                                   =======       =============


CASH AND RECEIVABLES (NET)                                                                          2.5%       $    123,034,894

                                                                                                   =======      ===============

NET ASSETS                                                                                        100.0%         $4,866,869,938

                                                                                                  =======       ===============

Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a)  Variable interest rate-subject to periodic change.

                      SEE NOTES TO FINANCIAL STATEMENTS.




DREYFUS LIQUID ASSETS, INC.
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                                                           JUNE 30, 1998 (UNAUDITED)

                                                                                                  Cost             Value

                                                                                              _______________   _______________
ASSETS:                          Investments in securities--See Statement of Investments       $4,743,835,044    $4,743,835,044

                                 Receivable for investment securities sold                                           94,933,305

                                 Interest receivable                                                                 33,772,612

                                 Prepaid expenses                                                                     1,208,047

                                                                                                                _______________

                                                                                                                  4,873,749,008

                                                                                                                _______________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates                                        2,521,777

                                 Cash overdraft due to Custodian                                                      4,113,304

                                 Accrued expenses                                                                       243,989

                                                                                                                _______________

                                                                                                                      6,879,070

                                                                                                                _______________

NET ASSETS                                                                                                       $4,866,869,938

                                                                                                                ===============


REPRESENTED BY:                  Paid-in capital                                                                 $4,867,039,559

                                 Accumulated net realized gain (loss) on investments                                   (169,621)

                                                                                                                _______________

NET ASSETS                                                                                                       $4,866,869,938

                                                                                                                ===============

SHARES OUTSTANDING

(25 BILLION SHARES OF $.10 PAR VALUE COMMON STOCK AUTHORIZED)                                                     4,867,914,927

NET ASSET VALUE  offering and redemption price per share                                                                  $1.00

                                                                                                                          =====




STATEMENT OF OPERATIONS                                                             SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
INVESTMENT INCOME
INCOME                           Interest Income                                                                   $134,498,951

EXPENSES:                        Management Fee--Note 2(a)                                     $   11,146,391

                                 Shareholder servicing costs--Note 2(b)                             7,160,456

                                 Prospectus and shareholders' reports                                 209,791

                                 Custodian fees                                                       150,531

                                 Registration fees                                                     58,512

                                 Professional fees                                                     38,565

                                 Directors' fees and expenses--Note 2(c)                               35,881

                                 Miscellaneous                                                          9,995

                                                                                                _____________

                                        Total Expenses                                             18,810,122

                                 Less--reduction in management fee due to

                                    undertaking--Note 2(a)                                         (1,164,923)

                                                                                                _____________

                                        Net Expenses                                                                 17,645,199

                                                                                                                  _____________

INVESTMENT INCOME--NET                                                                                              116,853,752

NET REALIZED GAIN (LOSS) ON INVESTMENTS--Note 1(b)                                                                      (99,240)

                                                                                                                  _____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                               $116,754,512

                                                                                                                  =============


                      SEE NOTES TO FINANCIAL STATEMENTS.



DREYFUS LIQUID ASSETS, INC.
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                            Six Months Ended

                                                                                             June 30, 1998       Year Ended
                                                                                              (Unaudited)     December 31, 1997
                                                                                          ________________     _______________
OPERATIONS:

  Investment income--net                                                                  $    116,853,752  $      229,416,284

  Net realized gain (loss) from investments                                                        (99,240)          1,828,717

                                                                                           _______________    ________________

    Net Increase (Decrease) in Net Assets Resulting from Operations                            116,754,512         231,245,001

                                                                                         _______________      ________________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net                                                                      (116,853,752)       (229,416,284)

                                                                                           _______________    ________________

CAPITAL STOCK TRANSACTIONS ($1.00 per share):

  Net proceeds from shares sold                                                              8,720,691,974      18,330,869,555

  Dividends reinvested                                                                         115,262,106         228,467,232

  Cost of shares redeemed                                                                   (8,535,277,334)    (18,709,571,848)

                                                                                           _______________    ________________

    Increase (Decrease) in Net Assets from Capital Stock Transactions                          300,676,746        (150,235,061)

                                                                                           _______________    ________________

       Total Increase (Decrease) in Net Assets                                                 300,577,506        (148,406,344)

NET ASSETS:

  Beginning of period                                                                        4,566,292,432       4,714,698,776

                                                                                           _______________    ________________

  End of period                                                                             $4,866,869,938   $   4,566,292,432

                                                                                           ===============    ================


                      SEE NOTES TO FINANCIAL STATEMENTS.



DREYFUS LIQUID ASSETS, INC.
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained  below is per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                   Six Months Ended
                                                    June 30, 1998                    Year Ended December 31,

                                                                    ___________________________________________________________

PER SHARE DATA:                                      (Unaudited)     1997         1996         1995         1994        1993
                                                     __________     ______       ______       ______       ______      ______

   Net asset value, beginning of period                 $  1.00    $  1.00      $  1.00      $  1.00      $  1.00     $  1.00

                                                       ______       ______       ______       ______       ______      ______

   Investment Operations:

   Investment income--net                                .025         .049         .048         .053         .035        .026

                                                       ______       ______       ______       ______       ______      ______

   Distributions:

   Dividends from investment income--net                (.025)       (.049)       (.048)       (.053)       (.035)      (.026)

                                                       ______       ______       ______       ______       ______      ______

   Net asset value, end of period                     $  1.00      $  1.00      $  1.00      $  1.00      $  1.00     $  1.00

                                                       ======       ======       ======       ======       ======      ======


TOTAL INVESTMENT RETURN                                  5.00%*       5.04%        4.91%        5.45%        3.53%       2.64%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets                .75%*        .74%         .76%         .79%         .76%        .77%

   Ratio of net investment income to

       average net assets                                4.94%*       4.92%        4.76%        5.33%        3.49%       2.62%

   Decrease reflected in above expense ratios

       due to undertakings by the Manager                  .05%*       .01%         .02%          --           --          --

   Net Assets, end of period (000's Omitted)        $4,866,870  $4,566,292   $4,714,699   $4,459,938   $4,863,374   $4,828,134
-----------------------------
* Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.


DREYFUS LIQUID ASSETS, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus Liquid Assets, Inc. (the "Fund") is registered under the Investment Company Act of 1940 (" Act") as a diversified open-end management investment company. The Fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital. The Dreyfus Corporation (" Manager" ) serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares, which are sold to the public without a sales charge.

  It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of per share $1.00.

  The Fund' s statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (a) Portfolio valuation: Investments in securities are valued at amortized cost, which has been determined by the Fund's Board of Directors to represent the fair value of the Fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custodian agreement, the Fund receives net earnings credit based on available cash balances left on deposit.

  The Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Fund' s Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the Fund to declare and pay dividends from investment income-net on each business day. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

  (d) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

  The Fund has an unused capital loss carryover of approximately $70,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 1997. If not applied, the carryover expires in 1998.

  At June 30, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS LIQUID ASSETS, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

NOTE 2--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

  (a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is based on the value of the Fund's average daily net assets and is computed at the following annual rates: 1/2 of 1% of the first $1.5 billion; 48/100ths of 1% of the next $500 million; 47/100ths of 1% of the next $500 million; and 45/100ths of 1% over $2.5 billion. The fee is payable monthly.

  The Agreement provides that if any full fiscal year the aggregate expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed 1% of the value of the Fund's average net assets for any full year, the Manager will refund to the Fund, or bear, the excess over 1%. However, the Manager had undertaken from January 1, 1998 through June 30, 1998 to reduce the management fee paid by the Fund, to the extent that the Fund's aggregate annual expenses (exclusive of certain expenses as described above) exceeded an annual rate of .75 of 1% of the value of the Fund's average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $1,164,923 during the period ended June 30, 1998.

  (b) Under the Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended June 30, 1998, the Fund was charged $3,809,781 pursuant to the Shareholder Services Plan.

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended June 30, 1998, the Fund was charged $2,527,077 pursuant to the transfer agency agreement.

  (c) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $6,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.


[dreyfus lion "d" logo]                                   (reg.tm)

[dreyfus logo]                                   (reg.tm)

DREYFUS LIQUID ASSETS, INC.

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940











Printed in U.S.A.                                              039SA986

Liquid

Assets, Inc.

Semi-Annual

Report

June 30, 1998